SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D/A
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
25-May-06
Credit Suisse First Boston Mortgage Securities Corp.
Delaware
(I.R.S. Employer Identification No.)
13-3320910
(Address of principal executive offices of issuing entity)
New York, New York
11 Madison Avenue
(Zip Code)
10010
(212)-325-2000
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 13(d) OF
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
to 25-Apr-06
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity: 333-127872-08
Commission File Number of depositor: 333-127872
(Exact name of sponsor as specified in its charter)
DLJ MORTGAGE CAPITAL, INC.
(Former name, former address, if changed since last report)
(If Section 12(b))
Home Equity Mortgage Trust 2006-1
A-1A1 [___] [___] [_X_]
A-1A2 [___] [___] [_X_]
A-1B
[___] [___] [_X_]
A-1F
[___] [___] [_X_]
A-2
[___] [___] [_X_]
A-3
[___] [___] [_X_]
A-R
[___] [___] [_X_]
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
X YES NO
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Item 9. Exhibits.
(b) Exhibit-1 : Distribution Statement
Distribution Statement - see Exhibit-1
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
(Depositor)
Date:
(Signature)
Credit Suisse First Boston Mortgage Securities Corp.
Kevin Steele
Director
Kevin Steele /s/ : 6/12/2006
Updated collateral tables reflecting revised pool composition as of the end of the prefunding period - see Exhibit-2
Exhibit-2 : Updated Collateral Tables
A-RL [___] [___] [_X_]
M-1 [___] [___] [_X_]
M-2 [___] [___] [_X_]
M-3 [___] [___] [_X_]
M-4 [___] [___] [_X_]
M-5 [___] [___] [_X_]
M-6 [___] [___] [_X_]
M-7 [___] [___] [_X_]
M-8 [___] [___] [_X_]
M-9 [___] [___] [_X_]
Exhibit Number
Description
EX-1 Distribution Statement
EXHIBIT INDEX
EX-2 Updated Collateral Tables